Leases-Lessor	12 Months Ended
Mar. 31, 2011
Leases-Lessor
Leases-Lessor

(10) Leases—Lessor

Advantest provides leases that enable its customers to use semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Machinery and equipment	¥5,738	6,577
Less accumulated depreciation	3,842	4,640

	¥1,896	1,937

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2011 is as follows:

Year ending March 31	Yen (Millions)
2012	¥1,008
2013	599
2014	213

Total minimum lease income	¥1,820